Subsequent Events (Details) - USD ($)			12 Months Ended
	Jan. 09, 2026	Nov. 20, 2025	Sep. 30, 2025	Mar. 27, 2025	Sep. 30, 2024	Jul. 16, 2024
Ordinary shares, no par value
Number of ordinary shares			50,000,000		50,000,000
Ordinary shares, shares issued			12,500,000		11,250,000
Consideration amount			$ 900,000,000
Private Placement [Member] | Forecast [Member]
Gross proceeds	$ 39,000,000
Class A Preferred Shares [Member]
Number of preferred shares subscribed						25
Ordinary shares, shares issued				25,000
Ordinary Shares [Member]
Issuance of ordinary shares	75,000,000
Ordinary Shares [Member] | Forecast [Member]
Ordinary shares, no par value
Number of ordinary shares	3,000,000
Purchase price, per ordinary share	$ 13
Consideration amount	$ 975,000,000
Subsequent Event [Member]
Percentage of fully-diluted and converted share capital		51.00%
Subsequent Event [Member] | Class A Preferred Shares [Member]
Number of preferred shares subscribed		4,900
Subsequent Event [Member] | Ordinary Shares [Member]
Ordinary shares, shares issued		5,100